Contract Liabilities - Summary of Movements in Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contract Liabilities [Abstract]
Balance	$ 330,085	$ 324,059
Payments received/due to receive	64,058	75,000
Transferred to revenue	(86,368)	(75,676)
Exchange realignment	(4,553)	6,702
Balance	$ 303,222	$ 330,085